Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Loss for the year	$ (10,740,593)	$ (9,719,054)
Items not affecting cash:
Depreciation	326,078	362,108
Share-based compensation	2,478,400	2,837,076
Accretion expenses	50,204	8,804
Unrealized foreign exchange	(4,073)	35,637
Changes in non-cash working capital items
Increase in receivables	(72,370)	(7,873)
Decrease in prepaid expenses	7,030	3,869
Increase in accounts payable and accrued liabilities	251,336	182,016
Net cash provided by operating activities	(7,703,988)	(6,297,417)
Cash flows used in investing activities
Reclamation bonds	(1,494,330)	(71,676)
Exploration and evaluation assets expenditures	(20,516,085)	(24,130,901)
Net cash provided by investing activities	(22,010,415)	(24,202,577)
Cash flows from financing activities
Proceeds from share issuances	38,353,487	21,045,000
Share issuance costs	(1,408,588)	(1,751,571)
Proceeds from exercise of stock options	1,715,250	269,350
Proceeds from deferred revenue	2,594,000
Repayment of lease liabilities	(164,682)	(135,945)
Net cash provided by financing activities	41,089,467	19,426,834
Net change in cash	11,375,064	(11,073,160)
Cash, beginning of year	7,260,572	18,333,732
Cash, end of year	18,635,636	7,260,572
Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable	3,028,199	1,888,979
Share issuance costs in accounts payable and accrued liabilities	68,114
Reclassification of stock options expired	1,071,980	579,937
Reclassification of stock options exercised	1,137,027	216,991
Reclassification of cancelled restricted share units		68,072
Reclassification of restricted share units vested	551,612	238,869
Capitalization of right-of-use assets and lease liabilities		934,659
Provision for site reclamation	$ 1,078,871